UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:June 30, 2003

Check here is Amendment[ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
				  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Cypress Capital Management,LLC
Address: 1220 Market Building  Ste 704
	 Wilmington, DE  19801


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard L. Arvedlund
Title: President
Phone: 302-429-8410
Signature, Place, and Date of Signing:

  Richard L. Arvedlund  Wilmington, Delaware  July 31, 2003

Report Type (Check only one.):

[x]    13F Holdings Report
[ ]    13F Notice
[ ]    13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 52
Form 13 F Information Table Value Total: 140,240

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Inco LTD                       CONV             453258ah8       18    18000 PRN      SOLE                    18000
Agilent Technologies Inc       COM              00846U101     4052   207279 SH       SOLE                   207279
Amgen Inc                      COM              031162100      237     3590 SH       SOLE                     3590
Archstone-Smith Trust          COM              039583109     1632    68000 SH       SOLE                    68000
BP Amoco PLC - Spons ADR       COM              055622104     1073    25532 SH       SOLE                    25532
BellSouth Corp                 COM              079860102     2351    88301 SH       SOLE                    88301
Bristol-Myers Squibb Co        COM              110122108      499    18382 SH       SOLE                    18382
ChevronTexaco Corp             COM              166764100     3559    49300 SH       SOLE                    49300
Comcast Corp-Class A           COM              20030N101     4074   134990 SH       SOLE                   134990
Computer Sciences Corp         COM              205363104     3879   101750 SH       SOLE                   101750
ConocoPhillips                 COM              20825C104     3391    61871 SH       SOLE                    61871
DNP Select Income Fund Inc.    COM              23325P104      657    60400 SH       SOLE                    60400
DuPont E I de Nemours & Co     COM              263534109      783    18813 SH       SOLE                    18813
Duke-Weeks Realty Corp         COM              264411505      565    20500 SH       SOLE                    20500
Emerson Electric Co            COM              291011104      215     4200 SH       SOLE                     4200
Exxon Mobil Corporation        COM              30231G102      894    24890 SH       SOLE                    24890
Fleet Boston Financial Corp    COM              339030108      757    25495 SH       SOLE                    25495
General Electric Co            COM              369604103     2753    95990 SH       SOLE                    95990
Genuine Parts Co               COM              372460105     5088   158950 SH       SOLE                   158950
Genzyme Corp - Genl Division   COM              372917104      230     5500 SH       SOLE                     5500
HRPT Properties Trust          COM              40426W101     3905   424500 SH       SOLE                   424500
Hewlett Packard Co             COM              428236103    26099  1225296 SH       SOLE                  1225296
Home Depot, Inc                COM              437076102      375    11327 SH       SOLE                    11327
Hospitality Properties Trust   COM              44106M102      225     7200 SH       SOLE                     7200
Intel Corp                     COM              458140100     1607    77218 SH       SOLE                    77218
International Business Machine COM              459200101      338     4093 SH       SOLE                     4093
Johnson & Johnson              COM              478160104      807    15600 SH       SOLE                    15600
KeySpan Corporation            COM              49337w100     6732   189905 SH       SOLE                   189905
Laboratory Corp of America Hol COM              50540R409      680    22544 SH       SOLE                    22544
Liberty Media Corp-A           COM              530718105      162    14040 SH       SOLE                    14040
Lincare Holdings               COM              532791100     4707   148900 SH       SOLE                   148900
Merck & Co                     COM              589331107      973    16070 SH       SOLE                    16070
NASDAQ-100 Index Tracking Stoc COM              631100104     4147   138450 SH       SOLE                   138450
NSTAR                          COM              67019E107     5804   127431 SH       SOLE                   127431
New Plan Excel Realty Trust    COM              648053106     5673   265706 SH       SOLE                   265706
Newmont Mining Corp            COM              651639106     6174   190200 SH       SOLE                   190200
Northrop Grumman Corp          COM              666807102     4008    46445 SH       SOLE                    46445
Petroleum & Resources Corp     COM              716549100     1174    57006 SH       SOLE                    57006
Pfizer Inc                     COM              717081103     4715   138069 SH       SOLE                   138069
Proterion Corp                 COM              74370Y102      289   577597 SH       SOLE                   577597
Public Service Enterprise Grou COM              744573106     7668   181480 SH       SOLE                   181480
SBC Communications Inc         COM              78387G103      305    11935 SH       SOLE                    11935
Schering-Plough                COM              806605101      199    10700 SH       SOLE                    10700
Schwab (Charles) Corp          COM              808513105     2746   272200 SH       SOLE                   272200
Sovereign Bancorp Inc          COM              845905108     7191   459500 SH       SOLE                   459500
Staples Inc                    COM              855030102      184    10000 SH       SOLE                    10000
Sun Microsystems Inc           COM              866810104      148    31744 SH       SOLE                    31744
Supervalu Inc                  COM              868536103     4281   200800 SH       SOLE                   200800
Techne Corp                    COM              878377100      304    10000 SH       SOLE                    10000
Verizon Communications         COM              92343V104      761    19278 SH       SOLE                    19278
Wyeth                          COM              983024100      410     9000 SH       SOLE                     9000
Xcel Energy Inc.               COM              98389B100      742    49327 SH       SOLE                    49327